Income Tax (Tables)	6 Months Ended
Jun. 30, 2024
Income Tax [Abstract]
Schedule of Current Tax	Current tax
	As of June 30,
	2024	2023
Loss before income tax	(28,074)	(34,101)
Income tax recorded in the income for the year	(5,129)	(2,154)

Current tax	(7,356)	(4,515)
Deferred tax	2,227	2,361
Effective tax rate	18.26%	6.32%